Prepaid Expenses and Other Current Assets, Net - Components of Prepaid Expenses and Other Current Assets, Net (Detail) - USD ($) $ in Thousands		May 31, 2022	May 31, 2021
Prepaid Expenses And Other Current Assets [Abstract]
Advances to suppliers		$ 60,018	$ 60,231
Receivable from third parties' platforms		40,620	46,789
Interest receivables		33,459	51,249
Rental deposits		17,921	24,700
Staff advances	[1]	17,564	34,611
Prepaid rents	[2]	14,785	20,152
VAT recoverable		12,174	7,887
Prepaid advertising fees		5,155	7,067
Deposits of advertising and decoration		1,719	1,222
Others	[3]	12,443	15,540
Prepaid expense and other assets current before allowance		215,858	269,448
Less: allowance for other receivables		(456)	(215)
Prepaid expenses and other current assets		$ 215,402	$ 269,233

[1]	Staff advances were provided to staff for travelling and business related use and are expensed as incurred.
[2]	Prepaid rents represent the prepayment of rent related to leases less than 12 months.
[3]	Others primarily included prepaid maintenance fees, other receivables and other miscellaneous prepayments.